Other information (Details 5)	Dec. 31, 2018 EUR (€)
Other Information Details 3Abstract
Operating lease commitments disclosed as of December 31, 2018	€ 575,000
Short-term leases recognized on a straight-line basis as expense	(17,765)
Low-value leases recognized on a straight-line basis as expense	(5,993)
Adjustments as a result of a different treatment of extension and termination options	201,127
Total	752,369
Discount using the lessee's incremental borrowing rate of at the date of initial application	(21,697)
Lease liability recognized as of January 1, 2019	730,672
thereof current lease liability	215,312
thereof non-current lease liabilities	€ 515,360